Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
8.	Intangible Assets, Net
Intangible assets, net consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Brokerage licenses	14,558	14,558
Insurance adjusting license	2,293	2,293
Insurance agency license	35,130	35,130
Trademark and software copyright	1,226	2,142
Medical institution license	—	3,708

Total	53,207	57,831

Less: Accumulated amortization	(173)	(361)
Less: Impairment	—	(717)

Intangible assets, net	53,034	56,753

Amortization expense on intangible assets for the years ended December 31, 2019, 2020 and 2021 were RMB nil, RMB 173 and RMB 186 respectively. As of December 31, 2021, the Group expects to record amortization expenses related to intangible assets RMB 139 for each of the next five years from January 1, 2022 and RMB 369 thereafter.
RMB nil, RMB nil and RMB

717
of impairment charges were recognized on intangible assets and were included under “others, net” in the consolidated statement of comprehensive loss for the years ended December 31, 2019, 2020 and 2021, respectively. The impairment charges for the year end December 31, 2021 was related to the trademark.